Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars, the functional and reporting currency of the Company.

Although the majority of the Company and its Subsidiary's operations are conducted in Israel, most of their expenses are in U.S dollar. Therefore, the Company's management believes that the U.S dollar is the functional currency of the primary economic environment in which the Company and its Subsidiary operate.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transactions gains and losses of the re-measurement of monetary balance sheets items are reflected in the consolidated statements of comprehensive loss as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from time of deposit.
Investment in Parent company
e.	Investment in Parent Company:

The Company’s investment is its Parent Company’s securities are classified as available-for-sale carried at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity under accumulated other comprehensive income in the consolidated balance sheets. Realized gains and losses on sales of available-for-sale securities are included as financials income, net in the consolidated statements of comprehensive loss.

The Company recognizes an impairment charge when a decline in the fair value of its investments in securities is below the cost basis of such securities is judged to be other than temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

For securities that are deemed other-than-temporarily impaired, an entity should recognize the difference between the cost basis of the impaired equity security and the fair value on the measurement date, as an other-than-temporarily impairment loss as part of financial income, net in the statement of comprehensive loss. The fair value on measurement date should be considered the equity security’s new cost basis. Unrealized gains and losses previously recorded through OCI, including the tax effects, should also be reversed.

The new cost basis should not be changed for subsequent increases in fair value. After an impairment loss is recognized for individual equity securities classified as available for sale, future increases or decreases in fair value (presuming no additional other-than temporarily impairments exist) are included in OCI.

During the year ended December 31, 2015, no impairment was recognized. During the year ended December 31, 2016, the Company recognized impairment loss in investment in the Parent Company amounted to $162.

Research and development expenses
f.	Research and development expenses:
All research and development costs are charged to the consolidated statements of comprehensive loss, as incurred.
Accounting for stock-based compensation
g.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718") which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated recognition method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the binomial option pricing-model which requires a number of assumptions, of which the most significant are the expected stock price volatility and the early exercise multiply. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index.

The early exercise multiply is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Basic and diluted net loss per share
h.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares of Common Stock, par value $0.001 per share (the "Common Stock") outstanding during each period. Diluted net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each period, plus dilutive potential Common Stock considered outstanding during the period, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to all outstanding warrants and options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect for the years ended December 31, 2016 and 2015, respectively.

Income taxes
i.	Income taxes:

The Company and its Subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its Subsidiary provide a full valuation allowance, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognize and to measure uncertain tax positions in accordance with ASC 740.

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2016 and 2015, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Concentrations of credit risk
j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and the Company’s investment in Parent Company securities.

Cash and cash equivalents are deposited with a major bank in Israel. Such cash and cash equivalents and short-term bank deposits may be in excess of insured limits and are not insured in other jurisdictions. The Company's management believes that the financial institution that holds the Company's investments is an institution with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Fair value of financial instruments
k.	Fair value of financial instruments:

The Company adopted ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to release a liability in an orderly transaction between market participants.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1	-	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

Level 2	-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3	-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, investment in Parent Company, prepaid expenses and other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments. Embedded derivative related to Service Agreement is classified within Level 3 because it is valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.